Share-based Payments	12 Months Ended
Mar. 31, 2026
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments

35. Share-based Payments

Note that the number of the shares or stock options, the exercise price, and the fair value of shares on the grant date presented below have been retrospectively adjusted in respect of the share split that occurred on November 15, 2025. Refer to Note 28, Issued Capital and Reserves, for further details.

(1)
Overview of the Stock Option
(i)
1st stock options

The Group has granted stock options as share-based payment awards to non-employees for the software development service provided to the Group. The option holder has the right to acquire the Company’s common shares upon exercise. The option holder may exercise the options at any time subsequent to vesting and no later than the expiration date. On April 4, 2025, all of the 1st stock options held by SVF II Piranha (DE) LLC were exercised. Refer to Note 28, Issued Capital and Reserves and Note 38, Related Party Transactions.

(ii)
2nd to 46th trust-type of stock options

The Group has a trust-type stock option plan for directors, corporate officers, and employees (“the trust-type plan”) to attract and retain exceptionally qualified and talented human resources to achieve the Group’s business goals. Under the trust-type plan, SoftBank Corp. and LY Corporation, which are the owners of the parent company, contributed their funds to the trust and the trust acquired a total of 11,636 thousand shares of the 2nd to 46th series of the stock options (“the trust-type stock options”) from the Company on August 29, 2022. In addition, on a predetermined date, according to the instructions of the Company, the trust-type stock options will be granted to the directors, corporate officers, and other employees of the Company or its subsidiaries.

The number of trust-type stock options issued to the trust is shown in the table below.

	(In thousands of shares)
	Exercisable period (Five periods)
Market condition (Nine conditions)	From April 1, 2024 to March 31, 2033	From April 1, 2025 to March 31, 2033	From April 1, 2026 to March 31, 2033	From April 1, 2027 to March 31, 2033	From April 1, 2028 to March 31, 2033
None	843	843	843	843	838
3 trillion yen	416	387	387	386	386
4 trillion yen	359	328	324	308	308
5 trillion yen	248	248	192	108	108
6 trillion yen	174	174	161	161	125
7 trillion yen	73	73	73	73	73
8 trillion yen	84	84	84	80	80
9 trillion yen	107	107	104	104	104
10 trillion yen	167	167	167	167	167
Total	2,471	2,411	2,335	2,230	2,189

For the year ended March 31, 2023, a total of 4,589 thousand shares of trust-type stock options were granted to directors, corporate officers and other employees. In addition, the trust was consolidated to the Group’s Consolidated Statements of Financial Position and Consolidated Statements of Profit or Loss. As of April 30, 2025, remaining 7,047 thousand shares of trust-type stock options which the trust held were forfeited and extinguished, and the trust had been terminated.

(iii)
47th and 48th tax qualified-type, and 49th one-yen-exercisable at retirement-type of stock options

The Group has tax qualified-type and one-yen-exercisable at retirement-type of stock option plans for directors, corporate officers, and other employees for the purpose of attracting and retaining exceptionally qualified and talented human resources to achieve the Group’s business goals.

(iv)
Phantom stock awards

The Group grants phantom stock awards to certain employees, which are accounted for as cash-settled share-based payment arrangements. A phantom stock award is an award of a theoretical number of units (phantom units) operating in substance as a phantom option, whose value is based on the appreciation of the Company's common stock over a specified exercise price. The value of each phantom unit is based on the excess of the Company’s common stock price over the exercise price and, therefore, appreciates and depreciates on the basis of fluctuations in the value of the Company's common stock.

(2)
Stock Options Outstanding

The Group’s stock options outstanding as of March 31, 2026 are as follows:

(i)
2nd to 46th trust-type stock options

Name	2nd to 6th stock options	7th to 46th stock options
Grant date	December 5, 2022	December 5, 2022
Grantee	Directors, corporate officers and other employees	Directors, corporate officers and other employees
Number of options granted	See the table below (4)	See the table below (4)
Settlement method	Equity-settled	Equity-settled
Exercisable period	See the table below (4)	See the table below (4)
Conditions of vesting	Service condition (1) IPO condition (2)	Service condition (1) IPO condition (2) Market condition (3)

(1)
Service condition

Holders of stock options must be directors, corporate officers, or other permanent employees of the Company or its subsidiaries at the time of exercising the rights. The stock options are forfeited upon resignation from the Group. However, this shall not apply in cases where the Board of Directors approves the condition such as retirement due to expiration of term of office or mandatory retirement age.

(2)
IPO condition

Holders of stock options may exercise their stock options only when the Company’s shares are listed on a financial instruments exchange market.

(3)
Market condition

Holders of stock options may not exercise their stock options unless the market capitalization exceeds a certain threshold (4) on a specific date at least once during the period from the listing of the Company’s shares on a financial instruments exchange market to the last day of the exercisable period.

(4)
Number of 2nd to 46th trust-type stock options granted, exercisable period and market condition

There are five exercisable periods and nine market capitalization conditions, therefore, the Group has a total of 45 types of stock options. The number of trust-type stock options is as follows.

	(In thousands of shares)
	Exercisable period (Five periods)
Market condition (Nine conditions)	From April 1, 2024 to March 31, 2033	From April 1, 2025 to March 31, 2033	From April 1, 2026 to March 31, 2033	From April 1, 2027 to March 31, 2033	From April 1, 2028 to March 31, 2033
None	444	444	442	376	342
3 trillion yen	187	165	152	144	136
4 trillion yen	123	115	107	98	89
5 trillion yen	82	74	63	51	38
6 trillion yen	52	50	47	44	31
7 trillion yen	28	28	27	26	26
8 trillion yen	27	27	26	25	25
9 trillion yen	36	35	35	35	33
10 trillion yen	52	52	51	50	49
Total	1,031	990	950	849	769

(ii)
47th and 48th tax qualified-type and 49th one-yen-exercisable at retirement-type of stock options

Name	47th stock option	48th stock options	49th stock options
Grant date	April 28, 2025	April 28, 2025	April 28, 2025
Grantee	Employees	Directors and corporate officers	Directors and corporate officers
Number of options granted	See the table below (3)	See the table below (3)	569 thousand shares
Settlement method	Equity-settled	Equity-settled	Equity-settled
Exercisable period	See the table below (3)	See the table below (3)	From June 1, 2025 to May 31, 2045
Conditions of vesting	Service condition (1) IPO condition (2)	Service condition (1) IPO condition (2)	IPO condition (2)

(1)
Service condition

Holders of stock options must be directors, corporate officers, or other permanent employees of the Company or its subsidiaries at the time of exercising the rights. The stock options are forfeited upon resignation from the Group. However, this shall not apply in cases where the Board of Directors approves the condition such as retirement due to expiration of term of office or mandatory retirement age.

(2)
IPO condition

Holders of stock options may exercise their stock options only when the Company’s shares are listed on a financial instruments exchange market.

(3)
Number of stock options granted, exercisable period

The number of 47th and 48th tax qualified-type stock options by exercisable period is as follows.

	(In thousands of shares)
	Exercisable period (Five periods)
	From April 25, 2027 to April 23, 2035	From April 29, 2028 to April 23, 2035	From April 29, 2029 to April 23, 2035	From April 29, 2030 to April 23, 2035	From April 29, 2031 to April 23, 2035	Total
47th stock options	1,625	1,582	1,529	1,472	1,417	7,625
48th stock options	107	107	107	107	107	535

(iii)
Phantom stock awards

The awards become exercisable upon satisfaction of all conditions, including service conditions, an IPO condition, and market conditions. Upon exercise, the Group settles the awards in cash based on the difference between the exercise price and the share price at the exercise date. The maximum term of the phantom stock awards granted under this plan is 11.9 years, which represents the period from the grant date to the expiration of the exercise period.

(3)
Expenses and Liabilities Arising from Share-based Payments

Operating expenses and liabilities recognized in the Group's Consolidated Statements of Profit or Loss and Consolidated Statements of Financial Position in connection with share-based payments were as follows:

(i)
Operating expenses

	(In millions of yen)
	For the year ended
	March 31, 2024	March 31, 2025	March 31, 2026
Equity-settled	―	―	1,730
Cash-settled	―	―	117
Total	―	―	1,847

(ii)
Liabilities

Liabilities recognized in connection with share-based payments solely relate to phantom stock awards, which are classified as cash-settled share-based payment arrangements.

	(In millions of yen)
	March 31, 2025	March 31, 2026
Total carrying amount of liabilities	―	130
Total intrinsic value of vested liabilities	―	20

As the Group completed its initial public offering on March 12, 2026 and satisfied the IPO condition, the Group commenced the recognition of share-based payment expenses and liabilities in the Consolidated Statements of Profit or Loss for the year ended March 31, 2026 and Consolidated Statements of Financial Position as of March 31, 2026.

(4)
Details of the stock options and awards

Details of the stock options and awards are as follows:

For the year ended March 31, 2024

	1st stock options		2nd to 46th stock options		Phantom stock awards
	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)
Outstanding at the beginning of the year	31,802	500	4,516	1,300	79	1,300
Granted	―	―	―	―	―	―
Exercised	―	―	―	―	―	―
Forfeited	―	―	(217)	1,300	―	―
Expired	―	―	―	―	―	―
Outstanding at the end of the year (1)	31,802	500	4,299	1,300	79	1,300
Exercisable at the end of the year	31,802	500	―	―	―	―

(1)
The weighted average remaining contractual lives in relation to 1st stock options, 2nd to 46th stock options, and phantom stock awards outstanding as of March 31, 2024 were 6.5 years, 9.0 years, and 9.0 years, respectively.

For the year ended March 31, 2025

	1st stock options		2nd to 46th stock options		Phantom stock awards
	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)
Outstanding at the beginning of the year	31,802	500	4,299	1,300	79	1,300
Granted	―	―	―	―	―	―
Exercised	―	―	―	―	―	―
Forfeited	―	―	(288)	1,300	―	―
Expired	―	―	―	―	―	―
Outstanding at the end of the year (1)	31,802	500	4,011	1,300	79	1,300
Exercisable at the end of the year	31,802	500	―	―	―	―

(1)
The weighted average remaining contractual lives in relation to 1st stock options, 2nd to 46th stock options outstanding, and Phantom stock awards as of March 31, 2025 were 5.5 years, 8.0 years, and 8.0 years, respectively.

For the year ended March 31, 2026

	1st stock options		2nd to 46th stock options		47th stock options
	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)
Outstanding at the beginning of the year	31,802	500	4,011	1,300	—	―
Granted	―	―	—	―	7,625	1,300
Exercised (1)	(31,802)	500	(82)	1,300	—	―
Forfeited	―	―	(122)	1,300	(255)	1,300
Expired	―	―	—	―	—	―
Outstanding at the end of the year (2)	―	―	3,807	1,300	7,370	1,300
Exercisable at the end of the year	―	―	633	1,300	—	―

	48th stock options		49th stock options		Phantom stock awards
	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of stock options (Thousand shares)	Weighted average exercise price (Yen)	Number of awards (Thousand)	Weighted average exercise price (Yen)
Outstanding at the beginning of the year	―	―	―	―	79	1,300
Granted	535	1,300	569	1	155	1,327
Exercised (1)	―	―	―	―	―	―
Forfeited	―	―	―	―	―	―
Expired	―	―	―	―	―	―
Outstanding at the end of the year (2)	535	1,300	569	1	234	1,318
Exercisable at the end of the year	―	―	―	―	10	1,300

(1)
The weighted average share price at the date of exercise was 1,305 yen.
(2)
The weighted average remaining contractual lives in relation to the stock options and awards outstanding as of March 31, 2026 were as follows:

	2nd to 46th stock options	47th stock options	48th stock options	49th stock options	Phantom stock awards
Weighted average remaining contractual lives (years)	7.0	9.1	9.1	19.2	8.4

(5)
Fair Value Measurement
(i)
Fair value measurement of the equity-settled share-based payments issued during the reporting periods

For the years ended March 31, 2024 and 2025

There were no stock options granted during the years ended March 31, 2024, and 2025, respectively.

For the year ended March 31, 2026

Fair value of stock options granted during the year ended March 31, 2026 was measured as follows:

Grant and name	47th stock options	48th stock options	49th stock options
Weighted average fair value	488 yen	409 yen	472 yen
Valuation method used	Monte-Carlo simulation (1)	Monte-Carlo simulation (1)	Monte-Carlo simulation (1)
Key inputs and assumptions
Exercise price	1,300 yen	1,300 yen	1 yen
Fair value of share on grant date	1,300 yen	1,300 yen	1,300 yen
Exercise period	10 years	10 years	20 years
Expected dividend yield	3.4%	3.4%	3.4%
Expected volatility (2)	38.6%	38.6%	37.6%
Risk-free interest rate	1.3%	1.3%	2.1%

(1)
Monte-Carlo simulation requires various highly subjective assumptions, including expected volatility, expected life of stock options, expected dividend yield, and fair value of common share at the time of option grants.
(2)
The expected volatility was derived from the historical volatility over a period similar to the expected life of the stock options for publicly listed companies that are comparable to the Group.
(ii)
Fair value measurement of cash-settled share-based payments at the end of the year

March 31, 2026
Weighted average fair value	1,998 yen
Valuation method used	Monte-Carlo simulation (1)
Key inputs and assumptions
Exercise price	1,300 yen or 1,750 yen
Fair value of share at the end of the period	3,393 yen
Exercise period	7.0 years - 9.1 years
Expected dividend yield	See below (2)
Expected volatility (3)	39.9% - 41.6%
Risk-free interest rate	2.1% - 2.3%

(1)
Monte-Carlo simulation requires various highly subjective assumptions, including expected volatility, expected life of the awards, expected dividend yield, and fair value of common share at the end of the year.
(2)
The expected dividend yield was estimated to be zero for the first five years following the IPO and 1.6 % from the sixth year onward.
(3)
The expected volatility was derived from the historical volatility over a period similar to the expected life of the awards for publicly listed companies that are comparable to the Group.